UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Global Equity Income Fund (JGV)
March 31, 2015 (Unaudited)

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 96.7%
	COMMON STOCKS – 95.6%
	Aerospace & Defense - 4.2%
198,324	Triumph Group Inc.				$ 11,843,909
	Automobiles - 2.4%
175,000	General Motors Company				6,562,500
	Beverages - 0.7%
128,449	Refresco Gerber N.V, (2), (3)				1,972,280
	Capital Markets - 4.8%
719,000	UBS Group AG				13,495,630
	Commercial Services & Supplies - 1.0%
741,243	Cape PLC, (3)				2,748,165
	Diversified Telecommunication Services - 6.1%
163,000	CenturyLink Inc.				5,631,650
253,000	KT Corporation, Sponsored ADR				3,309,240
235,000	Telefonica S.A., (2), (3)				3,343,933
242,000	Telenor ASA, (3)				4,883,650
	Total Diversified Telecommunication Services				17,168,473
	Electronic Equipment, Instruments & Components - 6.3%
620,000	Flextronics International Limited, (2)				7,858,500
387,000	Ingram Micro, Inc., Class A, (2)				9,721,440
	Total Electronic Equipment, Instruments & Components				17,579,940
	Energy Equipment & Services - 9.3%
964,000	Aker Solutions ASA, (3)				5,002,744
134,000	Baker Hughes Incorporated				8,519,720
118,000	Bristow Group Inc.				6,425,100
321,000	Eurasian Drilling Company Limited, 144A, GDR, (3)				6,163,200
	Total Energy Equipment & Services				26,110,764
	Food & Staples Retailing - 6.9%
302,598	Andersons, Inc.				12,518,479
1,890,000	Tesco PLC, (3)				6,746,455
	Total Food & Staples Retailing				19,264,934
	Food Products - 6.3%
543,000	Adecoagro SA, (2)				5,549,460
51,900	Bunge Limited				4,274,484
175,000	Dean Foods Company				2,892,750
44,000	Ingredion Inc.				3,424,080
170,000	MHP SA, 144A, GDR, (3)				1,599,700
	Total Food Products				17,740,474
	Independent Power & Renewable Electricity Producers - 4.1%
340,000	AES Corporation				4,369,000
285,000	NRG Energy Inc.				7,179,150
	Total Independent Power & Renewable Electricity Producers				11,548,150
	Insurance - 6.0%
208,000	Ageas, (3)				7,469,797
78,500	Axis Capital Holdings Limited				4,049,030
189,000	Mitsui Sumitomo Insurance Company Limited, (3)				5,291,248
	Total Insurance				16,810,075
	Leisure Products - 2.8%
219,000	Arctic Cat, Inc.				7,954,080
	Life Sciences Tools & Services - 3.6%
241,000	Agilent Technologies, Inc.				10,013,550
	Media - 1.3%
166,000	Interpublic Group of Companies, Inc.				3,671,920
	Oil, Gas & Consumable Fuels - 4.7%
54,700	Apache Corporation				3,300,051
1,760,000	Bankers Petroleum Limited, (2)				3,765,821
3,134,000	CNOOC Limited, (3)				4,415,022
58,000	Whiting Petroleum Corporation, (2)				1,792,200
	Total Oil, Gas & Consumable Fuels				13,273,094
	Pharmaceuticals - 12.4%
400,000	H. Lundbeck A/S, (3)				8,426,074
122,467	Impax Laboratories Inc., (2)				5,740,028
13,200	Roche Holdings AG, Sponsored ADR, (3)				3,627,255
221,000	Sanofi-Aventis, ADR				10,926,240
94,500	Teva Pharmaceutical Industries Limited, Sponsored ADR				5,887,350
	Total Pharmaceuticals				34,606,947
	Real Estate Management & Development - 1.2%
460,000	City Developments Limited, (3)				3,371,655
	Semiconductors & Semiconductor Equipment - 5.0%
140,000	First Solar Inc., (2)				8,370,600
206,000	Micron Technology, Inc., (2)				5,588,780
	Total Semiconductors & Semiconductor Equipment				13,959,380
	Software - 3.1%
268,000	Infoblox, Incorporated, (2)				6,397,160
94,500	Symantec Corporation				2,207,992
	Total Software				8,605,152
	Specialty Retail - 1.0%
77,000	DSW Inc.				2,839,760
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (4)				6,556
	Water Utilities - 2.4%
762,000	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)				4,130,040
3,975,000	Sound Global Limited, (2), (4)				2,614,912
	Total Water Utilities				6,744,952
	Total Common Stocks (cost $263,322,438)				267,892,340

Shares	Description (1)				Value
	Common Stock Rights - 0.0%
235,000	Telefonica S.A.				$ 37,903
	Total Common Stock Rights (cost $ —)				37,903

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	MORTGAGE-BACKED SECURITIES – 0.4%
	Residential – 0.4%
$ 4,931	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16, (I/O)	4.000%	3/25/26	Aaa	$ 231,608
2,513	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)	4.500%	5/25/20	Aaa	132,116
42	Fannie Mae Mortgage Pool 100195	2.706%	8/25/22	Aaa	42,063
939	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, Series 2011-81, Class PI, (I/O)	3.500%	8/25/26	Aaa	89,407
5,262	Federal Home Loan Mortgage Corporation, REMIC, Series 3766, Class HI, (I/O)	3.500%	11/15/20	Aaa	324,115
757	Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)	3.500%	5/15/26	Aaa	63,977
975	Freddie Mac Multiclass Certificates, Series 3804, Class IG, (I/O)	3.500%	2/15/25	Aaa	38,853
989	Freddie Mac Multiclass Certificates, Series 3855, Class GI, (I/O)	3.500%	1/15/25	Aaa	32,991
16,408	Total Residential				955,130
$ 16,408	Total Mortgage-Backed Securities (cost $1,947,971)				955,130

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 0.7%
	Wireless Telecommunication Services - 0.7%
$ 6,400	NII Capital Corporation, (6)	7.625%	4/01/21	N/R	$ 1,952,000
$ 6,400	Total Corporate Bonds (cost $5,184,805)				1,952,000
	Total Long-Term Investments (cost $270,455,214)				270,837,373

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 4.3%
$ 12,193	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $12,193,031, collateralized by $12,255,000 U.S. Treasury Notes, 1.625%, due 12/31/19, value $12,438,825	0.000%	4/01/15		$ 12,193,031
	Total Short-Term Investments (cost $12,193,031)				12,193,031
	Total Investments (cost $282,648,245) – 101.0%				283,030,404
	Other Assets Less Liabilities - (1.0)%				(2,689,581)
	Net Assets - 100%				$ 280,340,823

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2		Level 3	Total
	Long-Term Investments:
	Common Stocks	$ 200,209,694	$ 65,061,178	$ 2,621,468	$ 267,892,340
	Common Stock Rights	37,903	–	–	37,903
	Mortgage-Backed Securities	–	955,130	–	955,130
	Corporate Bonds	–	1,952,000	–	1,952,000
	Short-Term Investments:
	Repurchase Agreements	–	12,193,031	–	12,193,031
	Total	$ 200,247,597	$ 80,161,339	$ 2,621,468	$ 283,030,404

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of March 31, 2015, the cost of investments was $288,724,846.

	Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

	Gross unrealized:
	Appreciation				$ 21,738,494
	Depreciation				(27,432,936)

	Net unrealized appreciation (depreciation) of investments				$ (5,694,442)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets.
	(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)				For fair value measurement disclosure purposes, investment classified as Level 2.
	(4)				Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
	(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(6)

As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	ADR				American Depositary Receipt.
	GDR				Global Depositary Receipt.
	I/O				Interest only security.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015